SHARE-BASED COMPENSATION - PSU Rollforward (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SHARE-BASED COMPENSATION
PSUs outstanding, beginning	1,470,000	1,530,000
Grants	0	120,000
Exercises	(988,500)	(120,000)
Forfeitures	0	(60,000)
PSUs outstanding, ending	481,500	1,470,000
PSUs vested, ending	481,500	1,080,000
PSUs outstanding, Weighted Average Fair Value, beginning	$ 0.77	$ 0.62
PSUs grants, Weighted Average Fair Value	0	2.08
PSUs exercises, Weighted Average Fair Value	0.74	0.38
PSUs forfeitures, Weighted Average Fair Value	0	0.38
PSUs outstanding, Weighted Average Fair Value, ending	0.83	0.77
PSUs vested, Weighted Average Fair Value, ending	$ 0.83	$ 0.65